Other income and gains - net - Summary of Other Income and Gains Nets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of Other Income And Gains [Abstract]
Investment income from wealth management products	¥ 4,652		¥ 947	¥ 7,146
Fair value (loss)/gain on equity security	(3,153)
Fair value (loss)/gain on other investment	609
Fair value (loss)/gain on derivative financial instruments	196
Gain on redemption of derivative financial instruments	1,550
Gain on disposal of property, plant and equipment			1,505
Government grants	3,869		11,695	10,695
Amortization on deferred income from ADS depository	2,405
Others	(1,602)		(850)	(767)
Other income and gains – net	¥ 8,526	$ 1,307	¥ 13,297	¥ 17,074